TANGIBLE EQUITY UNITS - Components of Each TEU (Details) $ / shares in Units, $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 05, 2020 CAD ($) $ / shares	Mar. 05, 2020 USD ($)
Tangible Equity Units [Abstract]
Fair value price per TEU on issuance, Purchase Contracts (in dollars per unit) | $ / shares			$ 55.71
Fair value price per TEU on issuance, Amortizing Notes (in dollars per unit) | $ / shares			11.43
Fair value price per TEU on issuance (in dollars per share) | $ / shares			$ 67.14
Gross proceeds, Purchase Contracts			$ 863.5
Gross proceeds, Amortizing Notes			177.2
Gross proceeds			1,040.7	$ 775.0
Issuance costs, Purchase Contracts			(28.1)
Issuance costs, Amortizing Notes			(5.7)
Issuance costs			(33.8)
Purchase Contracts	$ 1,218.1	$ 1,263.7	835.4
Amortizing Notes	70.4	123.4	171.5
Net proceeds on issuance	$ 1,288.5	$ 1,387.1	$ 1,006.9